Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Schedule of trade receivables
	December 31
	2024	2023

Vericel (Note 18b)	472	236
BARDA (Note 18a)	877	1,245
MTEC (Note 18c)	2,339	617
Other trade receivables	1,229	1,608
Less provision for impairment	(117)	(6)

	4,800	3,700